EXHIBIT 99.13

selene standard findings report

Deal ID	Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
224	XXXX	XXXX		XXXX	Closed	2026-01-13 02:33	2026-02-12 02:09	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing Initial Escrow Disclosure	Resolved-Initial Escrow Account Disclosure uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-02/12/2026 Ready for Review-Document Uploaded. IEADS - Seller-02/11/2026 Open-Provide Initial Escrow Account Disclosure (IEAD) as tax and insurances are being escrowed but IEAD is not in file. - Due Diligence Vendor-01/13/2026	Ready for Review-Document Uploaded. IEADS - Seller-02/11/2026	Resolved-Initial Escrow Account Disclosure uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-02/12/2026	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	7055642	N/A	N/A
224	XXXX	XXXX		XXXX	Closed	2026-01-13 02:45	2026-01-15 08:57	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-Document Uploaded. FINAL 1003 - Due Diligence Vendor-01/15/2026 Ready for Review-Document Uploaded. FINAL 1003 - Seller-01/14/2026 Open-The Final 1003 is Missing - Due Diligence Vendor-01/13/2026	Ready for Review-Document Uploaded. FINAL 1003 - Seller-01/14/2026	Resolved-Document Uploaded. FINAL 1003 - Due Diligence Vendor-01/15/2026	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	7055687	N/A	N/A
372	XXXX	XXXX	XXXX	Closed	2026-02-26 06:47	2026-03-03 00:53	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Requested secondary valuation provided, updated & condition resolved. - Due Diligence Vendor-03/03/2026
Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-03/03/2026
Ready for Review-Document Uploaded. XXXX - Seller-03/02/2026
Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than 2.5 Per the Guideline version XXXX  on page#46, Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than 2.5 • Secondary Valuation or Additional Valuation for securitization purposes is missing. File needs a XXXX or XXXX report with a score less than 2.5, or the file needs an Appraisal Desk Review.
															- Due Diligence Vendor-02/26/2026	Ready for Review-Document Uploaded. XXXX - Seller-03/02/2026	Resolved-Requested secondary valuation provided, updated & condition resolved. - Due Diligence Vendor-03/03/2026 Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-03/03/2026	XXXX			FL	Investment	Purchase	NA	7820192	N/A	N/A